CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash and cash equivalents and Investments (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash and Banks	$ 121,753	$ 198,094
Time deposits	104,974	77,412
Mutual funds	91,592	30,282
Government bonds at fair value		42,142
Total cash and cash equivalents	318,319	347,930	$ 271,606	$ 262,205
Investments
Total current investments	33,584	269,959
Investments in associates and joint ventures	13,608	51,877	$ 43,713
Total non-current investments	13,609	51,878
Total investments	47,193	321,837
Restricted funds	8,738	7,219
Restricted funds, current currency amount	15,720
Government bonds | Financial assets at fair value through profit or loss, category [member]
Investments
Total current investments	11,386	242,456
Time deposits
Investments
Total current investments	20,632	26,371
Mutual funds
Investments
Total current investments	1,566	1,132
2003 Telecommunications Fund
Investments
Total non-current investments	$ 1	$ 1